Financial instruments (Details 12) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Financial assets (CHF million)
Securities received as collateral	30,191	30,191
Trading assets	284,242	279,748
Investment securities	3,674	3,652
Loans	224,604	219,434
Financial liabilities (CHF million)
Obligation to return securities received as collateral	30,191	30,191
Trading liabilities	115,852	127,809
Short-term borrowings	19,184	26,116
Long-term debt	153,862	161,353
Carrying Value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,855	236,935
Securities received as collateral	30,191	30,191
Trading assets	275,544	270,511
Investment securities	3,674	3,652
Loans	221,648	216,506
Other financial assets	228,982	234,615
Financial liabilities (CHF million)
Due to banks and deposits	343,817	344,207
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266	176,559
Obligation to return securities received as collateral	30,191	30,191
Trading liabilities	115,852	127,809
Short-term borrowings	19,184	26,116
Long-term debt	153,862	161,353
Other financial liabilities	132,007	127,439
Total - at fair value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,854	236,935
Securities received as collateral	30,191	30,191
Trading assets	275,544	270,511
Investment securities	3,674	3,652
Loans	225,405	220,350
Other financial assets	229,003	234,653
Financial liabilities (CHF million)
Due to banks and deposits	343,757	344,129
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,268	176,559
Obligation to return securities received as collateral	30,191	30,191
Trading liabilities	115,852	127,809
Short-term borrowings	19,187	26,117
Long-term debt	152,793	158,053
Other financial liabilities	131,814	127,439